Share capital and reserves - Special Dividend (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Mar. 11, 2025	Feb. 20, 2025	Jun. 30, 2025
Share capital and reserves
Dividends paid		$ 60,000
Dividends paid, ordinary shares per share		$ 3.31
Dividends paid to various shareholders			$ 55,990
Special Dividend
Share capital and reserves
Dividend unpaid	$ 4,020
Dividends paid to various shareholders	$ 55,990